SEGMENT INFORMATION (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)
SEGMENT INFORMATION
Number of reportable operating Segments | segment	1
Revenue	€ 106,074	€ 102,001
Non-current assets	67,664	73,432
Malta
SEGMENT INFORMATION
Revenue	22,651	22,293
Netherlands
SEGMENT INFORMATION
Revenue	19,477	29,688
United States
SEGMENT INFORMATION
Revenue	11,454	5,663
Non-current assets	61,699	69,201
Brazil
SEGMENT INFORMATION
Revenue	11,059
Curacao
SEGMENT INFORMATION
Revenue	6,816	17,933
Marshall Islands
SEGMENT INFORMATION
Revenue	6,730	1,666
Belgium
SEGMENT INFORMATION
Revenue	5,275	4,684
Croatia
SEGMENT INFORMATION
Revenue	4,660	4,956
Isle of Man
SEGMENT INFORMATION
Revenue	3,744	2,812
Czech Republic
SEGMENT INFORMATION
Revenue	3,693	3,003
Other
SEGMENT INFORMATION
Revenue	10,515	9,303
Rest of the world
SEGMENT INFORMATION
Non-current assets	€ 5,965	€ 4,231